Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2017
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Recently Issued Accounting Standards

23. Recently Issued Accounting Standards

New standards and amendments effective from January 1, 2017

The following new standards and amendments applicable from January 1, 2017 were adopted by America Movil:

Amendments to IAS 12 — Income Taxes that clarify how to account for deferred tax assets related to debt instruments measured at fair value. There was no effect to the consolidated financial statements from the adoption of these amendments.

Amendments to IAS 7 — Statement of Cash Flows introducing additional disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities. The required disclosures have been included in Note 18 to the consolidated financial statements.

Amendments to IFRS 12 — Disclosure of Interests in Other Entities, included within the Annual Improvements to IFRS Standards 2014–2016 Cycle. There was no effect to the Company’s consolidated financial statements from the adoption of these amendments.

New standards, amendments and interpretations not yet effective

The estimated impact and evaluation of the recently issued accounting standards not yet in effect as of December 31,2017 are as follow:

IFRS 9, Financial Instruments

IFRS 9, Financial Instruments, was issued in July 2014 and relates to the classification and measurement of financial assets and financial liabilities, hedge accounting and impairment of financial assets. The new standard became effective on January 1, 2018. The Company does not expect significant changes to its existing accounting policies surrounding classification and measurement for available-for-sale securities as they are currently recognized at fair value on the consolidated statement of financial condition with changes in fair value recognized in other comprehensive income. As for the recognition of impairment of financial assets as they would relate to trade accounts receivable, the Company currently adopted the simplified approach of IFRS 9 in order to account for the expected loss of accounts receivable. Based on currently available information on the assessment undertaken to date, the Company effect of adopting this standard in the consolidated financial statements is approximately between Ps. 2,500,000 and Ps. 2,750,000 reflecting an adjustment to the net fair value of trade accounts receivables and beginning of the year retained earnings.

IFRS 15, Revenue from Contracts with Customers

In May 2014, the IASB issued the new standard IFRS 15 “Revenue from Contracts with Customers”. The new standard for revenue recognition aims at standardizing the multitude of regulations previously included in various standards, and may require more judgment and estimates than with the revenue recognition processes that are required under the existing revenue recognition standards. The amount of revenue recognized and its timing is determined based on a five-step model. IFRS 15 contains additional qualitative and quantitative disclosure obligations. These are aimed at enabling users of the financial statements to understand the nature, amount, timing and uncertainties of revenue and the resulting cash flows arising from contracts with customers. Under IFRS 15, revenue is recognized for an amount that reflects the consideration to which an entity expects to be entitled in exchange for transferring goods or providing services to a customer. The principles in IFRS 15 provide a more structured approach to measuring and recognizing revenue.

IFRS allows two adoption methods under IFRS 15: retrospectively to each reporting period presented (full retrospective method), or retrospectively with the cumulative effect of initially applying the standard in beginning retained earnings. The Company will adopt the new standard on the required effective date as of January 1, 2018, using the “modified retrospective method”.

IFRS 15 provides presentation and disclosure requirements which are more detailed than under current IFRS. The presentation requirements represent a significant change from current practice and increases the volume of disclosures required in Company’s consolidated financial statements.

Under that method, the Company will apply the rules to all contracts existing as of January 1, 2018, recognizing in retained earnings an adjustment for the cumulative effect of the change and it will be providing additional disclosures comparing results to previously recorded revenue on its 2018 consolidated financial statements.

During 2017 the Company performed an impact assessment and analysis of the new standard IFRS 15. The most significant judgements and impacts upon the adoption of IFRS 15 include the following topics:

a) Service revenues and sale of equipment

The Company provides fixed and mobile services. These services are offered independently in contracts with customers or together with the sale of handsets (mobile) under the postpaid model. Before 2018, the Company accounted for equipment and service as separated performance obligations and assigned the consideration to both performance obligations using the fair value for each element.

In accordance with IFRS 15, the transaction price should be assigned to the different performance obligations based on their relative standalone selling price.

The Company concluded that regarding the provided services, it has market observable information, to determine the standalone selling price of the services. On the other hand, in the case of the sale of bundled mobile phones sold (including service and handset) by the Company, the allocation of the sales will be done based on their relative standalone selling price of each individual component related to the total bundled price. The result is that more equipment revenue will be recognized at the moment of a sale and, therefore, less service revenue from the monthly fee will be recognized under the new standard.

The Company concluded as well that the provided services are satisfied over the time of the contract period, given that the customer simultaneously receives and consumes the benefits provided by the Company.

In connection with the sale of handsets, the Company will recognize the revenue at the moment in which it transfers control of such devices to the customer, which is the time of the physical delivery, and accordingly a higher revenue will be recognized at the beginning of the contract.

Additionally, the Company sells to its customers bundles of different services (fixed line, mobile, broad band internet, streaming and pay TV, among others). Such service bundles accomplish the criteria mentioned in IFRS 15 of being substantially similar and of having the same transfer pattern which is why the Company concluded that the revenue from these different services offered to its customers will be considered as a single performance obligation with revenue being recognized over the time.

b) Revenue from goods sold

Under IFRS 15, for those contracts with customers in which generally the sale of equipment and other electronic equipment is a single performance obligation, the Company recognizes the revenue at the moment when it transfers control to the customer which generally occurs when such goods are delivered. The latter is consistent with the previous accounting policy.

c) Contract costs

The Company pays commissions to its distributors for obtaining new customers, such commissions are expensed as incurred under the previous accounting. Under IFRS 15, are considered incremental contract acquisition costs that will be capitalized and will be amortized over the expected period of benefit, during the average duration of customer contracts.

d) Significant financial component

The Company frequently sells equipment under a financing model ranging from 12 to 36 months. According to IFRS 15, if the price of the product on credit is higher than the one paid upfront, the existence of an interest component is considered. Such amount will be recognized by the Company as a separate line in revenue as long as it is significant.

e) Contract completion costs

The Company charges installation costs to its customers, such costs are currently recognized as expenses in the moment in which control to the customer is transferred, however, if the installation costs are part of a single performance obligation together with the telecommunication services, these costs will amortized during the average lifetime of the contracts.

As a result of the analysis prepared by the Company of the impact of the adoption of the new criteria for revenue recognition, required by IFRS 15, the Company estimated that the initial recognition will increase its equity between Ps. 30,000,000 and Ps. 32,000,000, approximately, primarily related to the deferral of contract costs.

The Company has also identified and implemented changes to its accounting policies and practices, systems and controls, as well as designated and implemented specific controls over its evaluation of the impact of the new guidance the company, including the cumulative effect calculation, disclosure requirements and the collection of relevant data into the reporting process.

IFRS 16, Leases

In January 2016, the IASB issued the new accounting standard, IFRS 16 Leases. The fundamental changes in this new standard affect the lessees’ recognition of leases in the financial statements. Generally, all leases have to be recognized based on the “right of use approach”.

The new standard is effective for fiscal years beginning on or after January 1, 2019, with early adoption permitted. The standard includes two recognition exemptions for lessees — leases of ’low-value’ assets (e.g., personal computers) and short-term leases (i.e., leases with a lease term of 12 months or less). At the commencement date of a lease, a lessee will recognize a liability to make lease payments (i.e., the lease liability) and an asset representing the right to use the underlying asset during the lease term (i.e., the right-of-use asset). Lessees will be required to separately recognize the interest expense on the lease liability and the depreciation expense on the right-of-use asset.

Lessees will be also required to remeasure the lease liability upon the occurrence of certain events (e.g., a change in the lease term, a change in future lease payments resulting from a change in an index or rate used to determine those payments). The lessee will generally recognize the amount of the remeasurement of the lease liability as an adjustment to the right-of-use asset.

IFRS 16 also requires lessees to make more extensive disclosures than under IAS 17.

According to the initial assessment made by the Company, the primary effect of the new standard will be to require the Company to establish a liability and a right of use asset equal to the value of most of the Company’s leases that are currently accounted for as operating leases.

Based on a preliminary analysis in process and subject to changes, the Company may need to record on the consolidated statement of financial position, liabilities and right of use assets of operating leases as disclosed in Note 16a under non-cancellable operating leases. However this preliminary analysis has not been finalized and is subject to change.

In December 2016, the IASB issued IFRIC Interpretation 22 — Foreign Currency Transactions and Advance Consideration which addresses the exchange rate to use in transactions that involve advance consideration paid or received in a foreign currency. The interpretation is effective January 1, 2018. Company does not expect a material impact to our consolidated financial statements upon adoption of the interpretation.

In May 2017, the IASB issued IFRS 17 — Insurance Contracts (“IFRS 17”), which replaces IFRS 4 Insurance Contracts. IFRS 17 requires all insurance contracts to be accounted for in a consistent manner and insurance obligations to be accounted for using current values, instead of historical cost. The new standard requires current measurement of the future cash flows and the recognition of profit over the period that services are provided under the contract. IFRS 17 also requires entities to present insurance service results (including presentation of insurance revenue) separately from insurance finance income or expenses, and requires an entity to make an accounting policy choice of whether to recognize all insurance finance income or expenses in profit or loss or to recognize some of those income or expenses in other comprehensive income. The standard is effective for annual periods beginning on or after January 1, 2021 with earlier adoption permitted. Company is currently evaluating the impact of adoption on its consolidated financial statements.

In June 2017, the IASB issued IFRIC Interpretation 23 — Uncertainty over Income Tax Treatment, (the “Interpretation”), which clarifies application of recognition and measurement requirements in IAS 12 — Income Taxes when there is uncertainty over income tax treatments. The Interpretation specifically addresses the following: (i) whether an entity considers uncertain tax treatments separately, (ii) the assumptions an entity makes about the examination of tax treatments by taxation authorities, (iii) how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates and (iv) how an entity considers changes in facts and circumstances. The Interpretation does not add any new disclosure requirements, however it highlights the existing requirements in IAS 1 — Presentation of Financial Statements, related to disclosure of judgments, information about the assumptions made and other estimates and disclosures of tax-related contingencies within IAS 12 — Income Taxes. The Interpretation is applicable for annual reporting periods beginning on or after January 1, 2019 and it provides a choice of two transition approaches: (i) retrospective application using IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors, only if the application is possible without the use of hindsight, or (ii) retrospective application with the cumulative effect of the initial application recognized as an adjustment to equity on the date of initial application and without restatement of the comparative information. The date of initial application is the beginning of the annual reporting period in which an entity first applies this Interpretation. Company is currently evaluating the implementation and the impact of adoption of the interpretation on our consolidated financial statements.

In October 2017, the IASB issued Prepayment Features with Negative Compensation (Amendments to IFRS 9), allowing companies to measure particular prepayable financial assets with so-called negative compensation at amortized cost or at fair value through other comprehensive income if a specified condition is met, instead of at fair value through profit or loss, effective January 1, 2019. Company is currently evaluating the impact of adoption on the consolidated financial statements.

In October 2017, the IASB issued Long-term interests in associates and joint ventures (Amendments to IAS 28), which clarifies that companies account for long-term interests in an associate or joint venture, to which the equity method is not applied, using IFRS 9, effective January 1, 2019. Company is currently evaluating the impact of adoption on the consolidated financial statements.

In December 2017, the IASB issued the Annual Improvements to IFRS’ 2015-2017, a series of amendments to IFRS’ in response to issues raised mainly on IFRS 3 — Business Combinations, which clarifies that a company remeasure its previously held interest in a joint operation when it obtains control of the business, on IFRS 11 — Joint Arrangements, a company does not remeasure its previously held interest in a joint operation when it obtains joint control of the business, on IAS 12 — Income Taxes, which clarifies that all income tax consequences of dividends (i.e. distribution of profits) should be recognized in profit or loss, regardless of how the tax arises, and on IAS 23 — Borrowing Costs, which clarifies that a company treats as part of general borrowing any borrowing originally made to develop an asset when the asset is ready for its intended use or sale. The effective date of the amendments is January 1, 2019. Company is currently evaluating the impact of adoption on the consolidated financial statements.

In February 2018, the IASB issued Plan Amendment, Curtailment or Settlement (Amendments to IAS 19) which specifies how companies determine pension expenses when changes to a defined benefit pension plan occur. IAS 19 Employee Benefits specifies how a company accounts for a defined benefit plan. When a change to a plan-an amendment, curtailment or settlement-takes place, IAS 19 requires a company to remeasure its net defined benefit liability or asset. The amendments require a company to use the updated assumptions from this remeasurement to determine current service cost and net interest for the remainder of the reporting period after the change to the plan. The amendments are effective on or after 1 January 2019. The Company is currently evaluating the impact of adoption on the consolidated financial statements.